Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	£ 4,379	£ 4,583
Differences on exchange	(13)	(235)
Reallocations	0	0
Depreciation	(521)	(497)
Impairment	(35)	(173)
Impairment	12
Right-of-use assets − reassessments, modifications and terminations	(5)	10
Disposals	(16)	(57)
Net reclassifications as held-for-sale	(3)	(1)
Property, plant and equipment including right-of-use assets closing balance	4,483	4,379
– right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Additions	137	257
– separately acquired
Disclosure of detailed information about property, plant and equipment [line items]
Additions	560	492
Freehold property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	867	981
Differences on exchange	1	(29)
Reallocations	51	87
Depreciation	(36)	(35)
Impairment	(1)	(89)
Right-of-use assets − reassessments, modifications and terminations	0	0
Disposals	(3)	(48)
Net reclassifications as held-for-sale	0	0
Property, plant and equipment including right-of-use assets closing balance	879	867
Freehold property | – right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Freehold property | – separately acquired
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Leasehold property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	457	452
Differences on exchange	3	(26)
Reallocations	28	13
Depreciation	(96)	(97)
Impairment	(11)	(41)
Right-of-use assets − reassessments, modifications and terminations	(2)	8
Disposals	(2)	(3)
Net reclassifications as held-for-sale	(1)	(1)
Property, plant and equipment including right-of-use assets closing balance	436	457
Leasehold property | – right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	457
Additions	60	152
Property, plant and equipment including right-of-use assets closing balance	436	457
Leasehold property | – separately acquired
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Leasehold property | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	362	305
Differences on exchange	(4)	(19)
Property, plant and equipment including right-of-use assets closing balance	325	362
Leasehold property | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	95	147
Differences on exchange	7	(7)
Property, plant and equipment including right-of-use assets closing balance	111	95
Plant, equipment and other | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	181	154
Differences on exchange	(5)	(4)
Reallocations	(3)	0
Depreciation	(82)	(74)
Impairment	0	(2)
Right-of-use assets − reassessments, modifications and terminations	(3)	2
Disposals	(1)	0
Net reclassifications as held-for-sale	0	0
Property, plant and equipment including right-of-use assets closing balance	164	181
Plant, equipment and other | Right-of-use assets | – right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Additions	77	105
Plant, equipment and other | Right-of-use assets | – separately acquired
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Plant, equipment and other | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	2,273	2,342
Differences on exchange	(17)	(139)
Reallocations	431	385
Depreciation	(307)	(291)
Impairment	(33)	(41)
Right-of-use assets − reassessments, modifications and terminations	0	0
Disposals	(10)	(6)
Net reclassifications as held-for-sale	0	0
Property, plant and equipment including right-of-use assets closing balance	2,354	2,273
Plant, equipment and other | Property, plant and equipment | – right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Plant, equipment and other | Property, plant and equipment | – separately acquired
Disclosure of detailed information about property, plant and equipment [line items]
Additions	17	23
Assets in the course of construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	601	654
Differences on exchange	5	(37)
Reallocations	(507)	(485)
Depreciation	0	0
Impairment		0
Impairment	10
Right-of-use assets − reassessments, modifications and terminations	0	0
Disposals	0	0
Net reclassifications as held-for-sale	(2)	0
Property, plant and equipment including right-of-use assets closing balance	650	601
Assets in the course of construction | Property, plant and equipment | – right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Assets in the course of construction | Property, plant and equipment | – separately acquired
Disclosure of detailed information about property, plant and equipment [line items]
Additions	543	469
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	8,852	9,044
Property, plant and equipment including right-of-use assets closing balance	9,276	8,852
Cost | Freehold property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	1,360	1,418
Property, plant and equipment including right-of-use assets closing balance	1,402	1,360
Cost | Leasehold property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	888	895
Property, plant and equipment including right-of-use assets closing balance	883	888
Cost | Plant, equipment and other | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	437	375
Property, plant and equipment including right-of-use assets closing balance	432	437
Cost | Plant, equipment and other | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	5,566	5,702
Property, plant and equipment including right-of-use assets closing balance	5,909	5,566
Cost | Assets in the course of construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	601	654
Property, plant and equipment including right-of-use assets closing balance	650	601
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	(4,473)	(4,461)
Property, plant and equipment including right-of-use assets closing balance	(4,793)	(4,473)
Accumulated depreciation and impairment | Freehold property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	(493)	(437)
Property, plant and equipment including right-of-use assets closing balance	(523)	(493)
Accumulated depreciation and impairment | Leasehold property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	(431)	(443)
Property, plant and equipment including right-of-use assets closing balance	(447)	(431)
Accumulated depreciation and impairment | Plant, equipment and other | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	(256)	(221)
Property, plant and equipment including right-of-use assets closing balance	(268)	(256)
Accumulated depreciation and impairment | Plant, equipment and other | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	(3,293)	(3,360)
Property, plant and equipment including right-of-use assets closing balance	£ (3,555)	£ (3,293)